SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of disaggregation of revenue by product (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disaggregation Of Revenue [Line Items]
Net revenue	¥ 6,222,190	$ 889,761	¥ 5,801,032	¥ 5,466,873
Loan facilitation services | At a point in time
Disaggregation Of Revenue [Line Items]
Net revenue	5,112,466		4,011,776	3,489,184
Releasing of guarantee liabilities
Disaggregation Of Revenue [Line Items]
Net revenue	652,467		1,357,705	1,393,081
Releasing of guarantee liabilities | Overtime
Disaggregation Of Revenue [Line Items]
Net revenue	652,467		1,357,705	1,393,081
Other revenue - referral services | At a point in time
Disaggregation Of Revenue [Line Items]
Net revenue	452,207		388,081	477,722
Other revenue - others | At a point in time /Overtime
Disaggregation Of Revenue [Line Items]
Net revenue	¥ 5,050		¥ 43,470	¥ 106,886